Earnings Per Share - Schedule of Earnings Per Share (Detail) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 ARS ($) shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 ARS ($) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 ARS ($) shares	Dec. 31, 2023 $ / shares
Earnings per share [abstract]
Net Income Attributable to parent company´s owners | $	$ 212,523,704		$ 2,115,458,228		$ 965,881,373
Weighted Average Ordinary Shares (in shares) | shares	1,604,164		1,483,089		1,474,692
Diluted Weighted-Average of Ordinary Shares Outstanding for the Year (in shares) | shares	1,604,164		1,483,089		1,474,692
Earnings per Share - Basic (in ars per share) | $ / shares		$ 132.48		$ 1,426.39		$ 654.97
Earnings per Share - Diluted (in ars per share) | $ / shares		$ 132.48		$ 1,426.39		$ 654.97